Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Raw materials	3,216	3,167
Work-in-progress	1,015	1,571
Finished goods	2,863	2,543
	7,094	7,281